Goodwill and Other Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

Note 4:    Goodwill and Other Intangible Assets

Goodwill is evaluated for impairment annually during the fourth quarter, or more frequently if an event occurs or circumstances change that could more likely than not reduce the fair value of a reporting unit below its carrying value.

During the first quarter of 2022, the Company completed a quantitative impairment analysis for goodwill related to its Legacy and Digital reporting units due to its financial performance. Based on this analysis, the Company concluded the fair value of its Legacy and Digital reporting units exceeded its carrying value and as such, no impairment charge was recorded.

As part of the Company’s impairment analysis, the determination of the fair value of the Company’s reporting units requires the Company to make significant estimates and assumptions including the business and financial performance of the Company’s reporting units, as well as how such performance may be impacted by COVID-19. These estimates and assumptions primarily include, but are not limited to: the selection of appropriate peer group companies, control premiums appropriate for acquisitions in the industries in which the Company competes, discount rates, terminal growth rates, forecasts of revenue, operating income, depreciation, amortization and capital expenditures, including considering the impact of COVID-19. Certain events or circumstances that could reasonably be expected to negatively affect the underlying key assumptions and ultimately affect the estimated fair values of the Company’s reporting units include such items as: (i) a decrease in expected future new release movie titles resulting from the prolonged effects of the COVID-19 pandemic (ii) an increase in competition across streaming platforms resulting in fewer titles available at Redbox or fewer rental transactions and (iii) the inability to achieve cost savings or growth initiative targets within an expected timeframe.

Although the Company believes its estimates of fair value are reasonable, actual financial results could differ from those estimates due to the inherent uncertainty involved in making such estimates. Changes in assumptions concerning future financial results or other underlying assumptions, including the impact of COVID- 19, could have a significant impact on either the fair value of the reporting units, the amount of any goodwill impairment charges, or both. These estimates can be affected by a number of factors including, but not limited to, the impact of COVID-19, its severity, duration and its impact on global economies, general economic conditions as well as the Company’s profitability. The Company will continue to monitor these potential impacts, including the impact of COVID-19 and economic, industry and market trends and the impact these may have on its Legacy and Digital reporting units.

The following table summarizes the changes in goodwill by reportable segment:

	Legacy	Digital
Dollars in thousands	Business	Business	Total
Balance as of December 31, 2021	$144,014	$3,509	$147,523
Balance as of March 31, 2022	$144,014	$3,509	$147,523

The following table summarizes the carrying amounts and accumulated amortization of intangible assets:

	March 31, 2022				December 31, 2021
		Gross		Net	Gross		Net
	Estimated	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
Dollars in thousands	Useful Life	Amount	Amortization	Amount	Amount	Amortization	Amount
Intangible assets subject to amortization:
Contracts with retailers	7 years	$370,000	$(291,301)	$78,699	$370,000	$(278,087)	$91,913
Trade name	7 years	60,000	(47,238)	12,762	60,000	(45,095)	14,905
Contactable customer list	7 years	40,000	(31,492)	8,508	40,000	(30,063)	9,937
Developed technology	7 years	30,000	(23,620)	6,380	30,000	(22,548)	7,452
Total intangible assets subject to amortization		$500,000	$(393,651)	$106,349	$500,000	$(375,793)	$124,207

The Company recognized amortization expense of $17.9 million for each of the three months ended March 31, 2022 and 2021.

There was no impairment of goodwill and other intangible assets for the three months ended March 31, 2022 and 2021.

Certain events or circumstances that could reasonably be expected to negatively affect the underlying key assumptions and ultimately affect the estimated fair values of the Company’s reporting units include such items as: (i) a decrease in expected future new release movie titles resulting from the prolonged effects of the COVID-19 pandemic (ii) an increase in competition across streaming platforms resulting in fewer titles available at Redbox or fewer rental transactions and (iii) the inability to achieve cost savings or growth initiative targets within an expected timeframe.

Note 5:   Goodwill and Other Intangible Assets

Goodwill is evaluated for impairment annually during the fourth quarter, or more frequently if an event occurs or circumstances change that could more likely than not reduce the fair value of a reporting unit below its carrying value.

During the fourth quarter of 2021, the Company completed a quantitative impairment analysis for goodwill related to its Legacy and Digital reporting units, as a result of the resurgence of COVID-19 due to the Omicron variant on its financial performance. Based on this analysis, the Company concluded the fair value of its Legacy and Digital reporting units exceeded its respective carrying value and as such, no impairment charge was recorded.

As part of the Company’s impairment analysis, the determination of the fair value of the Company’s reporting units requires the Company to make significant estimates and assumptions including the business and financial performance of the Company’s reporting units, as well as how such performance may be impacted by COVID-19. These estimates and assumptions primarily include, but are not limited to: the selection of appropriate peer group companies, control premiums appropriate for acquisitions in the industries in which the Company competes, discount rates, terminal growth rates, forecasts of revenue, operating income, depreciation, amortization and capital expenditures, including considering the impact of COVID-19. Certain events or circumstances that could reasonably be expected to negatively affect the underlying key assumptions and ultimately affect the estimated fair values of the Company’s reporting units include such items as: (i) a decrease in expected future new release movie titles resulting from the prolonged effects of the COVID-19 pandemic (ii) an increase in competition across streaming platforms resulting in fewer titles available at Redbox or fewer rental transactions and (iii) the inability to achieve cost savings or growth initiative targets within an expected timeframe.

Although the Company believes its estimates of fair value are reasonable, actual financial results could differ from those estimates due to the inherent uncertainty involved in making such estimates. Changes in assumptions concerning future financial results or other underlying assumptions, including the impact of COVID- 19, could have a significant impact on either the fair value of the reporting units, the amount of any goodwill impairment charges, or both. These estimates can be affected by a number of factors including, but not limited to, the impact of COVID-19, its severity, duration and its impact on global economies, general economic conditions as well as the Company’s profitability. The Company will continue to monitor these potential impacts, including the impact of COVID-19 and economic, industry and market trends and the impact these may have on its Legacy and Digital reporting units.

The following table summarizes the changes in goodwill by reportable segment:

	Legacy	Digital
Dollars in thousands	Business	Business	Total
Balance as of December 31, 2019	$144,014	$3,509	$147,523
Balance as of December 31, 2020	$144,014	$3,509	$147,523
Balance as of December 31, 2021	$144,014	$3,509	$147,523

The following table summarizes the carrying amounts and accumulated amortization of intangible assets:

	December 31, 2021				December 31, 2020
		Gross		Net	Gross		Net
	Estimated	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Useful Life	Amount	Amortization	Amount	Amount	Amortization	Amount
Intangible assets subject to amortization:
Contracts with retailers	7 years	$370,000	$(278,087)	$91,913	$370,000	$(225,230)	$144,770
Trade name	7 years	60,000	(45,095)	14,905	60,000	(36,524)	23,476
Contactable customer list	7 years	40,000	(30,063)	9,937	40,000	(24,349)	15,651
Developed technology	7 years	30,000	(22,548)	7,452	30,000	(18,262)	11,738
Total intangible assets subject to amortization		$500,000	$(375,793)	$124,207	$500,000	$(304,365)	$195,635

The Company recognized amortization expense of $71.4 million for each of the years ended December 31, 2021, 2020 and 2019, respectively.

Based on the amount of intangible assets subject to amortization as of December 31, 2021, the expected amortization for each of the next five fiscal years is as follows:

Amortization of
Dollars in thousands	intangible assets
2022	$71,428
2023	52,779
2024	—
2025	—
2026	—
Total expected amortization	$124,207

No impairment of intangible assets were recognized for the years ended December 31, 2021, 2020 and 2019, respectively.